Income/(loss) per Common Share (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted income per common share, unvested shares	72,500	20,000
Restricted common shares to be issued		267,857
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase of common shares		3,460
Series A Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred shares		303,631
Preferred stock, conversion price		$ 5.60
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,592,465	1,591,062
Warrants exercise price	$ 5.60	$ 5.60
Underwriter's Warrants [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		3,460
Warrants exercise price		$ 5.60
Underwriter's Warrants [Member] | Series A Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		4,683
Warrants exercise price		$ 24.97
Warrants to purchase of common shares		4,683